UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional and Investor Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 29, 2018
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.98%
Financial	22.46
Consumer, Cyclical	12.83
Industrial	12.23
Basic Materials	7.00
Energy	5.86
Communications	5.65
Technology	4.11
Utilities	3.32
Diversified	0.52
Short Term Investments	3.04
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 974.20	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.20	$1.50
Investor Class
Actual	$1,000.00	$ 972.00	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.34
* Expenses are equal to the Fund's annualized expense ratio of 0.30% for the Institutional Class shares and 0.67% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.02%
27,785	Air Liquide SA	$ 3,482,721
9,000	Air Water Inc	165,055
16,671	Akzo Nobel NV	1,421,909
161,468	Alumina Ltd	334,140
70,816	Anglo American PLC(a)	1,571,994
25,604	Antofagasta PLC	332,585
44,123	ArcelorMittal SA	1,287,324
4,316	Arkema SA	509,290
85,500	Asahi Kasei Corp	1,084,264
59,661	BASF SE	5,695,756
210,241	BHP Billiton Ltd	5,260,655
137,856	BHP Billiton PLC	3,093,459
36,747	BlueScope Steel Ltd	468,986
17,581	Boliden AB(b)	567,400
9,589	Brenntag AG	532,781
14,884	Clariant AG	356,152
12,178	Covestro AG(c)	1,082,426
8,470	Croda International PLC	534,998
17,400	Daicel Corp	192,215
518	EMS-Chemie Holding AG	331,421
10,976	Evonik Industries AG	375,530
96,627	Fortescue Metals Group Ltd	313,745
14,471	Fresnillo PLC	217,978
615	Givaudan SA	1,392,863
751,432	Glencore PLC	3,567,144
6,200	Hitachi Chemical Co Ltd	124,816
13,100	Hitachi Metals Ltd	135,831
106,548	Incitec Pivot Ltd	285,867
44,403	Israel Chemicals Ltd	203,437
33,500	JFE Holdings Inc	632,738
12,011	Johnson Matthey PLC	571,763
13,100	JSR Corp	222,625
12,183	K+S AG(a)	299,691
16,000	Kaneka Corp	143,291
12,200	Kansai Paint Co Ltd	253,180
21,400	Kobe Steel Ltd(a)	195,565
11,499	Koninklijke DSM NV	1,150,350
22,600	Kuraray Co Ltd	310,827
6,062	LANXESS AG	471,296
12,151	Linde AG	2,886,825
78,300	Mitsubishi Chemical Holdings Corp	653,866
11,600	Mitsubishi Gas Chemical Co Inc	262,133
6,900	Mitsubishi Materials Corp	189,302
11,400	Mitsui Chemicals Inc	302,998
22,792	Mondi PLC	614,584
47,610	Newcrest Mining Ltd	773,050
10,600	Nippon Paint Holdings Co Ltd	455,855
47,174	Nippon Steel & Sumitomo Metal Corp	924,947
7,500	Nissan Chemical Industries Ltd	349,365
10,200	Nitto Denko Corp(b)	770,074
83,466	Norsk Hydro ASA	498,229
15,903	Novozymes A/S Class B	804,346
57,000	Oji Holdings Corp	353,228
5,842	Randgold Resources Ltd	449,488
Shares		Fair Value
Basic Materials — (continued)
27,845	Rio Tinto Ltd	$ 1,720,412
78,304	Rio Tinto PLC	4,315,482
24,300	Shin-Etsu Chemical Co Ltd	2,159,503
14,264	Smurfit Kappa Group PLC(b)	575,856
4,736	Solvay SA	596,446
323,844	South32 Ltd	864,769
34,540	Stora Enso OYJ Class R	672,908
98,000	Sumitomo Chemical Co Ltd	554,252
15,600	Sumitomo Metal Mining Co Ltd	595,402
7,654	Symrise AG	669,530
8,000	Taiyo Nippon Sanso Corp	114,522
12,200	Teijin Ltd	223,476
30,607	thyssenkrupp AG	741,911
91,100	Toray Industries Inc	719,040
19,000	Tosoh Corp	293,782
13,227	Umicore SA	755,096
35,712	UPM-Kymmene OYJ	1,271,531
7,239	voestalpine AG	332,872
10,932	Yara International ASA	452,281
		67,091,429
Communications — 5.69%
3,397	1&1 Drillisch AG	192,696
63,776	Auto Trader Group PLC(c)	357,342
2,905	Axel Springer SE	209,930
142,716	Bezeq The Israeli Telecommunication Corp Ltd	160,841
562,644	BT Group PLC	1,613,710
6,400	CyberAgent Inc(b)	383,829
5,823	Delivery Hero SE(b)(c)	308,649
13,400	Dentsu Inc	634,328
218,796	Deutsche Telekom AG	3,381,367
9,048	Elisa OYJ	417,994
10,800	Eutelsat Communications SA	223,509
13,800	Hakuhodo DY Holdings Inc	221,268
1,200	Hikari Tsushin Inc	210,599
253,900	HKT Trust & HKT Ltd	323,878
1,689	Iliad SA	266,499
79,842	Informa PLC(b)	877,419
231,989	ITV PLC	530,230
4,510	JCDecaux SA(a)	150,596
8,500	Kakaku.com Inc	191,403
117,800	KDDI Corp	3,221,231
212,023	Koninklijke KPN NV	576,529
5,200	LINE Corp(b)	214,692
12,900	M3 Inc	513,010
4,404	Millicom International Cellular SA	258,832
3,975	Nice Ltd(b)	411,397
46,100	Nippon Telegraph & Telephone Corp	2,094,231
370,755	Nokia OYJ	2,126,609
90,300	NTT DOCOMO Inc	2,301,058
132,367	Orange SA	2,209,492
262,000	PCCW Ltd	147,423
51,082	Pearson PLC	594,750
14,394	ProSiebenSat.1 Media AG	364,241
9,448	Proximus SADP	212,506

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Communications — (continued)
14,711	Publicis Groupe SA	$ 1,009,506
57,800	Rakuten Inc	390,131
2,402	RTL Group SA	162,777
13,640	SBI Holdings Inc	349,734
5,688	Schibsted ASA Class B	160,464
20,580	SEEK Ltd	331,649
23,649	SES SA	432,298
102,200	Singapore Press Holdings Ltd(a)	194,759
546,800	Singapore Telecommunications Ltd	1,234,564
69,360	Sky PLC	1,335,334
53,800	SoftBank Group Corp	3,841,759
108,601	Spark New Zealand Ltd	274,083
14,000	Start Today Co Ltd(b)	506,528
1,608	Swisscom AG	717,705
22,195	Tele2 AB Class B	259,957
1,106,323	Telecom Italia SpA(b)	783,735
202,980	Telefonaktiebolaget LM Ericsson Class B	1,563,799
48,715	Telefonica Deutschland Holding AG	191,643
306,123	Telefonica SA	2,598,203
3,041	Telenet Group Holding NV(b)	141,578
51,136	Telenor ASA	1,047,291
177,744	TeliaSonera AB	810,138
263,588	Telstra Corp Ltd	509,816
22,307	TPG Telecom Ltd	85,269
7,400	Trend Micro Inc	421,261
7,634	United Internet AG	435,839
69,880	Vivendi SA	1,709,470
1,741,808	Vodafone Group PLC	4,218,703
19,376	Wolters Kluwer NV	1,088,482
84,813	WPP PLC	1,331,987
90,400	Yahoo Japan Corp(a)	299,483
		54,340,033
Consumer, Cyclical — 12.59%
2,100	ABC-Mart Inc	114,781
13,580	Accor SA	665,094
12,365	adidas AG	2,692,084
37,900	Aeon Co Ltd	810,766
11,000	Aisin Seiki Co Ltd	500,858
7,500	ANA Holdings Inc	275,195
39,212	Aristocrat Leisure Ltd	895,499
10,500	Asics Corp	177,252
12,600	Bandai Namco Holdings Inc	519,013
64,088	Barratt Developments PLC	434,278
21,035	Bayerische Motoren Werke AG	1,901,408
8,436	Berkeley Group Holdings PLC	420,111
41,000	Bridgestone Corp	1,601,577
23,668	Bunzl PLC	714,488
27,447	Burberry Group PLC(b)	779,697
11,629	Carnival PLC	664,501
34,330	Cie Financiere Richemont SA(b)	2,902,068
Shares		Fair Value
Consumer, Cyclical — (continued)
10,961	Cie Generale des Etablissements Michelin SCA	$ 1,326,042
26,800	City Developments Ltd	214,666
104,979	Compass Group PLC	2,237,000
7,380	Continental AG	1,679,526
23,402	Crown Resorts Ltd	233,501
59,990	Daimler AG	3,842,790
36,500	Daiwa House Industry Co Ltd	1,241,797
27,600	Denso Corp	1,346,721
14,594	Deutsche Lufthansa AG	349,638
3,969	Domino's Pizza Enterprises Ltd(a)	153,285
7,400	Don Quijote Holdings Co Ltd	355,191
2,265	Dufry AG	288,069
10,759	easyJet PLC	236,626
14,931	Electrolux AB Class B	338,838
5,400	FamilyMart Co Ltd	568,644
3,900	Fast Retailing Co Ltd	1,787,509
4,863	Faurecia	345,694
16,106	Ferguson PLC(b)	1,302,862
8,260	Ferrari NV	1,116,499
71,319	Fiat Chrysler Automobiles NV(b)	1,345,380
3,924	Flight Centre Travel Group Ltd(a)	184,718
152,000	Galaxy Entertainment Group Ltd	1,171,685
375,300	Genting Singapore Ltd(b)	336,048
35,000	GVC Holdings PLC(b)	483,518
30,758	Harvey Norman Holdings Ltd(a)	75,564
58,926	Hennes & Mauritz AB Class B(a)	877,117
2,115	Hermes International	1,291,959
16,700	Hino Motors Ltd	178,077
106,500	Honda Motor Co Ltd	3,122,685
3,300	Hoshizaki Electric Co Ltd	333,506
4,168	HUGO BOSS AG	377,992
10,056	Iida Group Holdings Co Ltd	193,594
72,139	Industria de Diseno Textil SA	2,456,633
11,398	InterContinental Hotels Group PLC	708,408
41,229	International Consolidated Airlines Group SA	360,797
22,900	Isetan Mitsukoshi Holdings Ltd	285,698
35,000	Isuzu Motors Ltd	464,001
94,500	ITOCHU Corp	1,709,112
15,100	J Front Retailing Co Ltd	229,384
7,200	Japan Airlines Co Ltd	255,104
6,055	Jardine Cycle & Carriage Ltd	141,462
14,900	JTEKT Corp	202,245
4,983	Kering	2,806,927
138,784	Kingfisher PLC	542,547
7,000	Koito Manufacturing Co Ltd	462,372
2,800	Lawson Inc(a)	174,866
382,000	Li & Fung Ltd	139,920
12,028	Luxottica Group SpA	774,433
18,267	LVMH Moet Hennessy Louis Vuitton SE	6,064,997

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
99,519	Marks & Spencer Group PLC	$ 386,447
105,700	Marubeni Corp	804,735
12,300	Marui Group Co Ltd	258,732
37,000	Mazda Motor Corp	453,864
4,500	McDonald's Holdings Co Japan Ltd	229,472
15,887	Melco Resorts & Entertainment Ltd ADR	444,836
45,603	Merlin Entertainments PLC(c)	232,455
54,000	MGM China Holdings Ltd	124,861
48,000	Minth Group Ltd	203,026
87,700	Mitsubishi Corp	2,431,840
43,700	Mitsubishi Motors Corp	348,346
108,700	Mitsui & Co Ltd	1,810,104
11,326	Moncler SpA(b)	513,918
9,480	Next PLC	754,346
17,000	NGK Insulators Ltd	302,057
10,100	NGK Spark Plug Co Ltd	287,131
7,500	Nintendo Co Ltd	2,448,219
148,900	Nissan Motor Co Ltd	1,448,826
5,000	Nitori Holdings Co Ltd(b)	777,891
6,700	NOK Corp	129,408
7,116	Nokian Renkaat OYJ	280,214
12,700	Oriental Land Co Ltd	1,331,553
5,971	Paddy Power Betfair PLC	662,430
147,200	Panasonic Corp	1,984,907
6,895	Pandora A/S	480,564
22,139	Persimmon PLC(b)	737,151
37,142	Peugeot SA	846,292
25,322	Pirelli & C SpA(b)(c)	210,863
520	Puma SE(b)	303,788
12,139	Renault SA	1,028,435
20,055	Rexel SA(a)	287,892
9,614	Ryanair Holdings PLC(b)	177,020
1,500	Ryohin Keikaku Co Ltd	526,985
153,600	Sands China Ltd	818,901
3,000	Sankyo Co Ltd	117,314
1,478	SEB SA	257,861
9,600	Sega Sammy Holdings Inc	164,309
24,900	Sekisui Chemical Co Ltd	423,564
37,400	Sekisui House Ltd	661,022
88,000	Shangri-La Asia Ltd	164,861
9,600	Sharp Corp(a)	233,497
1,500	Shimamura Co Ltd	131,877
4,600	Shimano Inc(b)	675,025
33,500	Singapore Airlines Ltd	262,354
132,000	SJM Holdings Ltd	163,711
5,617	Sodexo SA	560,713
82,700	Sony Corp	4,235,427
9,300	Stanley Electric Co Ltd	316,666
41,300	Subaru Corp	1,201,211
73,700	Sumitomo Corp	1,208,667
46,800	Sumitomo Electric Industries Ltd	696,039
10,800	Sumitomo Rubber Industries Ltd	171,191
4,800	Sundrug Co Ltd	194,455
22,900	Suzuki Motor Corp	1,261,976
5,851	Swatch Group AG	1,322,245
Shares		Fair Value
Consumer, Cyclical — (continued)
120,263	Tabcorp Holdings Ltd	$ 396,459
18,000	Takashimaya Co Ltd	153,997
207,694	Taylor Wimpey PLC	488,779
7,100	Toho Co Ltd	237,808
3,800	Toyoda Gosei Co Ltd	96,177
10,100	Toyota Industries Corp	565,355
149,155	Toyota Motor Corp	9,645,703
13,600	Toyota Tsusho Corp	454,468
15,083	Travis Perkins PLC	282,536
2,400	Tsuruha Holdings Inc	300,609
27,262	TUI AG	596,095
13,600	USS Co Ltd	258,571
16,419	Valeo SA	895,224
2,027	Volkswagen AG	333,225
105,175	Volvo AB Class B	1,671,559
11,823	Whitbread PLC	616,147
96,800	Wynn Macau Ltd	310,210
39,700	Yamada Denki Co Ltd	197,208
8,700	Yamaha Corp	451,510
17,800	Yamaha Motor Co Ltd(b)	446,846
6,700	Yokohama Rubber Co Ltd	138,972
45,500	Yue Yuen Industrial Holdings Ltd	128,249
7,176	Zalando SE(b)(c)	399,933
		120,341,451
Consumer, Non-Cyclical — 22.98%
46,310	a2 Milk Co Ltd(b)	358,668
10,091	Adecco SA	595,511
28,400	Ajinomoto Co Inc	537,586
12,200	Alfresa Holdings Corp	286,484
49,804	Anheuser-Busch InBev SA/NV	5,023,486
24,400	Asahi Group Holdings Ltd(b)	1,251,420
30,984	Ashtead Group PLC	922,276
22,110	Associated British Foods PLC	796,957
130,300	Astellas Pharma Inc	1,982,981
82,490	AstraZeneca PLC	5,704,509
32,272	Atlantia SpA	951,451
16,724	Babcock International Group PLC	179,646
147	Barry Callebaut AG	263,412
59,563	Bayer AG	6,541,431
6,256	Beiersdorf AG	709,107
4,100	Benesse Holdings Inc	145,395
2,654	BioMérieux	238,458
112,621	Brambles Ltd	739,387
149,587	British American Tobacco PLC(b)	7,534,212
16,459	Bureau Veritas SA	438,752
5,500	Calbee Inc	206,897
7,471	Carlsberg A/S Class B	879,027
36,060	Carrefour SA	581,682
3,820	Casino Guichard Perrachon SA	147,837
71	Chocoladefabrken Lindt & Spruengli AG	946,601
6,137	CHr Hansen Holding A/S	564,978
14,100	Chugai Pharmaceutical Co Ltd	738,284

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
37,230	Coca-Cola Amatil Ltd	$ 253,225
8,000	Coca-Cola Bottlers Japan Holdings Inc	320,076
14,000	Coca-Cola European Partners PLC	567,180
11,743	Coca-Cola HBC AG	390,707
3,511	Cochlear Ltd(b)	519,810
7,373	Coloplast A/S Class B	736,137
3,646	Colruyt SA	208,079
88,058	ConvaTec Group PLC(c)	245,836
29,680	CSL Ltd(b)	4,224,745
6,500	CYBERDYNE Inc(b)	75,994
17,000	Dai Nippon Printing Co Ltd	379,893
37,800	Daiichi Sankyo Co Ltd	1,444,092
21,400	Dairy Farm International Holdings Ltd(b)	186,608
39,387	Danone SA(a)	2,875,747
37,205	Davide Campari-Milano SpA	305,376
160,481	Diageo PLC	5,764,359
14,353	Edenred	453,364
16,600	Eisai Co Ltd	1,168,475
13,237	Essilor International SA	1,866,369
41,515	Essity Aktiebolag Class B	1,021,335
718	Eurofins Scientific SE(b)	398,211
61,582	Experian PLC	1,518,737
36,551	Fisher & Paykel Healthcare Corp Ltd	368,327
14,206	Fresenius Medical Care AG & Co KGaA	1,430,424
27,635	Fresenius SE & Co KGaA	2,212,590
2,509	Frutarom Industries Ltd	246,760
96,870	G4S PLC	341,090
4,337	Genmab A/S(b)	667,326
323,484	GlaxoSmithKline PLC	6,520,883
518,400	Golden Agri-Resources Ltd	115,748
18,307	Grifols SA	548,713
4,439	H Lundbeck A/S	311,114
117,051	Healthscope Ltd	190,992
8,125	Heineken Holding NV	777,043
16,562	Heineken NV	1,659,324
7,297	Henkel AG & Co KGaA	810,201
3,800	Hisamitsu Pharmaceutical Co Inc	320,189
5,505	ICA Gruppen AB(a)	168,416
63,656	Imperial Brands PLC	2,363,643
10,017	Intertek Group PLC	752,920
2,414	Ipsen SA	377,572
10,848	ISS A/S	371,565
105,863	J Sainsbury PLC	447,848
70,000	Japan Tobacco Inc	1,956,249
15,529	Jeronimo Martins SGPS SA	223,688
32,600	Kao Corp	2,484,824
10,741	Kerry Group PLC Class A	1,123,885
9,100	Kikkoman Corp	459,447
55,600	Kirin Holdings Co Ltd	1,490,352
3,100	Kobayashi Pharmaceutical Co Ltd(b)	267,578
81,696	Koninklijke Ahold Delhaize NV	1,950,706
61,048	Koninklijke Philips NV(b)	2,586,483
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,900	Kose Corp	$ 408,679
16,100	Kyowa Hakko Kirin Co Ltd	324,064
13,700	Lion Corp	250,686
4,971	Lonza Group AG	1,313,569
16,307	L'Oreal SA	4,020,116
26,949	Marine Harvest ASA	535,824
23,927	Mediclinic International PLC	165,762
11,100	Medipal Holdings Corp	222,969
8,600	MEIJI Holdings Co Ltd	726,306
8,021	Merck KGaA	780,824
11,828	METRO AG(a)	145,767
19,600	Mitsubishi Tanabe Pharma Corp	338,397
202,226	Nestle SA	15,561,814
6,000	NH Foods Ltd	242,558
13,425	Nisshin Seifun Group Inc	284,464
3,800	Nissin Foods Holdings Co Ltd	275,326
6,582	NMC Health PLC(b)	309,627
144,773	Novartis AG	10,966,691
115,381	Novo Nordisk A/S Class B	5,329,513
18,100	Olympus Corp	677,078
25,600	Ono Pharmaceutical Co Ltd	599,317
6,982	Orion Oyj Class B	187,781
51,478	Orkla ASA	450,375
24,600	Otsuka Holdings Co Ltd	1,189,969
6,600	Park24 Co Ltd	179,490
14,052	Pernod Ricard SA(a)	2,293,357
11,400	Persol Holdings Co Ltd	253,883
6,000	Pola Orbis Holdings Inc	263,673
16,006	QIAGEN NV(b)	581,751
9,057	Ramsay Health Care Ltd	361,675
7,585	Randstad Holding NV	445,204
43,793	Reckitt Benckiser Group PLC	3,597,664
6,710	Recordati SpA	265,885
73,800	Recruit Holdings Co Ltd(b)	2,038,257
64,393	RELX NV	1,368,923
70,632	RELX PLC	1,507,878
1,505	Remy Cointreau SA	194,844
45,785	Roche Holding AG	10,157,777
24,649	Ryman Healthcare Ltd	199,658
73,751	Sanofi	5,919,227
22,700	Santen Pharmaceutical Co Ltd(b)	394,899
14,300	Secom Co Ltd	1,096,580
19,434	Securitas AB Class B	318,680
49,900	Seven & i Holdings Co Ltd	2,176,423
337	SGS SA	895,475
16,000	Shimadzu Corp	482,736
18,400	Shionogi & Co Ltd	944,176
59,507	Shire PLC	3,352,159
24,800	Shiseido Co Ltd(b)	1,968,029
9,000	Siemens Healthineers AG(b)(c)	370,878
59,602	Smith & Nephew PLC	1,097,494
1,841	Societe BIC SA	170,704
4,600	Sohgo Security Services Co Ltd	216,419
25,551	Sonic Healthcare Ltd	463,497
3,792	Sonova Holding AG	678,326

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
717	Straumann Holding AG	$ 543,763
10,700	Sumitomo Dainippon Pharma Co Ltd	226,155
9,100	Suntory Beverage & Food Ltd	389,049
4,460	Suzuken Co Ltd	188,611
11,481	Swedish Match AB	567,411
10,900	Sysmex Corp	1,015,604
2,200	Taisho Pharmaceutical Holdings Co Ltd	257,364
45,400	Takeda Pharmaceutical Co Ltd	1,909,892
20,100	Terumo Corp	1,150,683
644,975	Tesco PLC	2,181,483
63,207	Teva Pharmaceutical Industries Ltd	1,537,194
33,000	Toppan Printing Co Ltd	258,161
5,500	Toyo Suisan Kaisha Ltd	196,232
143,021	Transurban Group	1,266,496
46,950	Treasury Wine Estates Ltd	603,215
7,847	UCB SA	615,129
28,000	Unicharm Corp	841,799
100,273	Unilever NV	5,586,916
80,479	Unilever PLC	4,445,162
3,143	Vifor Pharma AG	501,351
74,607	Wesfarmers Ltd	2,722,134
535,500	WH Group Ltd(c)	433,319
7,875	William Demant Holding A/S(b)	316,040
137,900	Wilmar International Ltd	309,230
7,841	Wirecard AG	1,254,722
138,227	WM Morrison Supermarkets PLC	458,317
82,734	Woolworths Ltd	1,868,442
7,300	Yakult Honsha Co Ltd	488,086
8,000	Yamazaki Baking Co Ltd	209,763
		219,641,510
Diversified — 0.52%
55,186	Bollore SA	256,281
179,924	CK Hutchison Holdings Ltd	1,904,680
10,895	Industrivarden AB Class C	210,166
13,779	Jardine Matheson Holdings Ltd	868,259
13,700	Jardine Strategic Holdings Ltd	500,118
92,000	Keppel Corp Ltd	481,270
105,527	NWS Holdings Ltd	182,112
30,500	Swire Pacific Ltd Class A	322,380
75,300	Wharf Holdings Ltd	241,135
		4,966,401
Energy — 5.89%
6,839	Aker BP ASA(b)	251,561
77,166	APA Group	562,187
1,300,735	BP PLC	9,894,944
16,543	Caltex Australia Ltd	398,120
5,727	DCC PLC	518,943
166,630	Eni SpA	3,089,553
32,312	Galp Energia SGPS SA	614,693
8,700	Idemitsu Kosan Co Ltd	309,386
68,400	Inpex Corp	710,394
Shares		Fair Value
Energy — (continued)
43,000	John Wood Group PLC(b)	$ 354,981
214,750	JXTG Holdings Inc	1,489,888
4,454	Koninklijke Vopak NV	205,294
11,956	Lundin Petroleum AB	379,484
7,957	Neste OYJ	622,547
85,106	Oil Search Ltd	559,142
9,494	OMV AG	536,960
90,692	Repsol SA(b)	1,770,225
300,183	Royal Dutch Shell PLC Class A	10,387,026
244,117	Royal Dutch Shell PLC Class B	8,740,941
122,116	Santos Ltd(b)	565,599
10,500	Showa Shell Sekiyu KK	156,438
15,299	Siemens Gamesa Renewable Energy SA(a)	204,505
77,780	Statoil ASA	2,056,702
157,654	Total SA	9,573,671
13,375	Vestas Wind Systems A/S	825,723
59,113	Woodside Petroleum Ltd	1,549,144
		56,328,051
Financial — 22.60%
60,532	3i Group PLC	716,487
26,253	ABN AMRO Group NV(c)	678,950
25,100	Acom Co Ltd(a)	96,359
13,311	Admiral Group PLC	334,448
112,351	Aegon NV(a)(b)	670,805
7,200	AEON Financial Service Co Ltd	153,461
6,710	Aeon Mall Co Ltd	120,371
11,890	Ageas	598,580
788,200	AIA Group Ltd	6,866,334
52,163	AIB Group PLC	282,484
28,630	Allianz SE	5,899,354
181,131	AMP Ltd	476,411
3,873	Amundi SA(c)	267,721
7,300	Aozora Bank Ltd	277,047
167,875	Ascendas REIT	325,097
80,301	Assicurazioni Generali SpA	1,342,471
12,015	ASX Ltd	572,728
191,629	Australia & New Zealand Banking Group Ltd	4,010,715
264,598	Aviva PLC	1,754,933
126,597	AXA SA	3,093,247
2,311	Azrieli Group	114,870
3,029	Baloise Holding AG	439,378
434,866	Banco Bilbao Vizcaya Argentaria SA	3,066,922
393,918	Banco de Sabadell SA	657,769
106,001	Banco Espirito Santo SA(b)	99
1,050,552	Banco Santander SA	5,614,654
66,188	Bank Hapoalim BM	448,704
105,114	Bank Leumi Le-Israel BM	621,968
79,382	Bank of East Asia Ltd(a)	316,389
69,081	Bank of Ireland Group PLC	536,085
3,800	Bank of Kyoto Ltd	175,451
25,220	Bank of Queensland Ltd	189,891
77,928	Bankia SA	290,599
42,574	Bankinter SA	413,096

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
1,123,180	Barclays PLC	$ 2,775,907
28,426	Bendigo & Adelaide Bank Ltd	227,725
73,179	BNP Paribas SA	4,526,634
248,500	BOC Hong Kong Holdings Ltd	1,167,935
60,353	British Land Co PLC REIT	533,783
227,144	CaixaBank SA	977,696
170,469	CapitaLand Commercial Trust REIT	207,584
156,100	CapitaLand Ltd	361,294
151,900	CapitaLand Mall Trust REIT	230,894
35,861	Challenger Ltd	313,829
44,000	Chiba Bank Ltd	310,328
164,924	CK Asset Holdings Ltd	1,305,590
11,538	CNP Assurances	262,138
67,479	Commerzbank AG(b)	643,706
114,522	Commonwealth Bank of Australia	6,176,466
62,100	Concordia Financial Group Ltd	315,581
2,192	Covivio REIT	227,756
70,656	Credit Agricole SA	937,785
10,200	Credit Saison Co Ltd	160,252
168,035	Credit Suisse Group AG	2,512,640
72,100	Dai-ichi Life Insurance Co Ltd	1,283,210
5,000	Daito Trust Construction Co Ltd	813,369
139	Daiwa House REIT Investment Corp	330,120
100,000	Daiwa Securities Group Inc	579,587
47,758	Danske Bank A/S	1,487,848
118,382	DBS Group Holdings Ltd	2,302,177
131,435	Deutsche Bank AG	1,406,156
12,353	Deutsche Boerse AG	1,642,385
22,563	Deutsche Wohnen AG(a)(b)	1,089,658
65,556	Dexus REIT	471,201
85,338	Direct Line Insurance Group PLC	384,990
65,521	DNB ASA	1,275,894
20,972	Erste Group Bank AG	874,322
2,984	Eurazeo SA	225,866
6,553	EXOR NV	438,510
46,000	Fukuoka Financial Group Inc	230,842
3,156	Gecina SA	527,237
12,726	Gjensidige Forsikring ASA	208,344
115,026	Goodman Group REIT	820,001
120,780	GPT Group REIT	451,902
5,007	Groupe Bruxelles Lambert SA	526,738
51,778	Hammerson PLC REIT	355,705
58,000	Hang Lung Group Ltd	162,399
120,000	Hang Lung Properties Ltd	246,489
51,200	Hang Seng Bank Ltd	1,278,482
3,677	Hannover Rueck SE	457,132
19,748	Hargreaves Lansdown PLC	511,772
81,846	Henderson Land Development Co Ltd	431,597
78,112	Hong Kong Exchanges & Clearing Ltd(b)	2,337,701
76,100	Hongkong Land Holdings Ltd	544,034
1,302,668	HSBC Holdings PLC	12,170,863
18,300	Hulic Co Ltd	195,317
Shares		Fair Value
Financial — (continued)
40,000	Hysan Development Co Ltd	$ 223,260
2,236	ICADE REIT	209,443
252,803	ING Groep NV	3,628,871
148,177	Insurance Australia Group Ltd	934,804
943,097	Intesa Sanpaolo SpA	2,736,309
42,339	Investec PLC	299,257
28,979	Investor AB Class B	1,173,841
32,400	Japan Exchange Group Inc	600,960
25,900	Japan Post Bank Co Ltd	301,127
97,800	Japan Post Holdings Co Ltd	1,070,301
57	Japan Prime Realty Investment Corp REIT	207,075
95	Japan Real Estate Investment Corp REIT	502,553
171	Japan Retail Fund Investment Corp REIT	308,458
14,004	Julius Baer Group Ltd	820,235
16,112	KBC Group NV	1,237,405
45,500	Kerry Properties Ltd	217,441
15,104	Kinnevik AB Class B	514,701
14,457	Klepierre REIT(a)	543,196
46,010	Land Securities Group PLC REIT	579,587
4,976	LE Lundbergforetagen AB Class B	152,305
396,689	Legal & General Group PLC	1,387,030
142,000	Link REIT	1,294,953
4,698,745	Lloyds Banking Group PLC	3,898,014
21,027	London Stock Exchange Group PLC	1,237,572
20,700	Macquarie Group Ltd	1,886,520
72,881	Mapfre SA(a)	219,062
66,650	Mebuki Financial Group Inc	223,569
178,708	Medibank Private Ltd	385,872
40,684	Mediobanca Banca di Credito Finanziario SpA	376,329
306,629	Melrose Industries PLC(a)(b)	857,564
221,772	Mirvac Group REIT	355,946
77,700	Mitsubishi Estate Co Ltd	1,356,402
769,800	Mitsubishi UFJ Financial Group Inc	4,360,828
27,800	Mitsubishi UFJ Lease & Finance Co Ltd	170,424
59,700	Mitsui Fudosan Co Ltd	1,438,070
8,477	Mizrahi Tefahot Bank Ltd	155,957
1,578,900	Mizuho Financial Group Inc	2,659,634
29,500	MS&AD Insurance Group Holdings Inc	916,229
10,314	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,168,448
177,274	National Australia Bank Ltd	3,599,480
58,415	Natixis SA	413,319
428,433	New World Development Co Ltd(a)(b)	599,339
82	Nippon Building Fund Inc REIT	472,999
110	Nippon Prologis REIT Inc	228,295
21,167	NN Group NV	858,459
225,400	Nomura Holdings Inc	1,090,724

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Financial — (continued)
8,400	Nomura Real Estate Holdings Inc	$ 185,983
231	Nomura Real Estate Master Fund Inc REIT	326,110
192,923	Nordea Bank AB	1,850,631
33,453	Old Mutual Ltd(b)	67,772
85,100	ORIX Corp(b)	1,341,355
210,866	Oversea-Chinese Banking Corp Ltd	1,796,105
2,603	Pargesa Holding SA	220,320
1,206	Partners Group Holding AG	881,641
33,799	Poste Italiane SpA(c)	282,108
167,249	Prudential PLC	3,811,559
85,154	QBE Insurance Group Ltd	613,045
113,189	Quilter PLC(b)(c)	216,452
9,542	Raiffeisen Bank International AG(b)	292,361
3,507	REA Group Ltd	235,358
137,000	Resona Holdings Inc	730,180
311,563	Royal Bank of Scotland Group PLC(b)	1,048,477
63,472	RSA Insurance Group PLC	567,482
28,646	Sampo OYJ Class A	1,395,082
362,542	Scentre Group REIT	1,177,919
8,153	Schroders PLC	338,216
11,012	SCOR SE	407,236
63,984	Segro PLC REIT	563,329
36,500	Seven Bank Ltd	111,456
10,200	Shinsei Bank Ltd	156,502
32,000	Shizuoka Bank Ltd	287,722
49,900	Singapore Exchange Ltd	262,220
208,826	Sino Land Co Ltd	339,336
106,150	Skandinaviska Enskilda Banken AB	1,004,644
50,754	Societe Generale SA	2,133,189
21,950	Sompo Japan Nipponkoa Holdings Inc	885,682
11,100	Sony Financial Holdings Inc	211,489
33,704	St James's Place PLC(b)	508,308
187,470	Standard Chartered PLC	1,702,620
166,300	Standard Life Aberdeen PLC	711,905
162,089	Stockland	476,250
87,500	Sumitomo Mitsui Financial Group Inc	3,413,025
22,886	Sumitomo Mitsui Trust Holdings Inc	902,936
24,000	Sumitomo Realty & Development Co Ltd	883,799
105,000	Sun Hung Kai Properties Ltd	1,581,924
89,401	Suncorp Group Ltd	964,145
158,100	Suntec Real Estate Investment Trust	200,463
11,100	Suruga Bank Ltd	98,872
103,462	Svenska Handelsbanken AB Class A	1,145,888
58,213	Swedbank AB Class A	1,240,300
67,600	Swire Properties Ltd	249,306
2,315	Swiss Life Holding AG	802,730
4,436	Swiss Prime Site AG	407,578
Shares		Fair Value
Financial — (continued)
19,862	Swiss Re AG	$ 1,734,129
38,600	T&D Holdings Inc	578,925
44,000	Tokio Marine Holdings Inc	2,058,463
2,700	Tokyo Century Corp(b)	152,845
13,000	Tokyo Tatemono Co Ltd	178,317
31,400	Tokyu Fudosan Holdings Corp	221,495
6,902	Tryg A/S	161,634
251,354	UBS Group AG	3,853,348
52,854	Unibail-Rodamco-Westfield (b)	2,046,257
133,151	UniCredit SpA	2,206,902
90,106	United Overseas Bank Ltd	1,765,963
186	United Urban Investment Corp REIT	289,028
31,206	UOL Group Ltd	174,268
214,476	Vicinity Centres REIT	411,327
32,695	Vonovia SE	1,553,975
1,821	Wendel SA	250,554
224,264	Westpac Banking Corp	4,870,335
75,300	Wharf Real Estate Investment Co Ltd	534,687
53,000	Wheelock & Co Ltd	368,325
13,000	Yamaguchi Financial Group Inc	146,245
9,876	Zurich Insurance Group AG	2,920,630
		216,042,078
Industrial — 12.27%
120,569	ABB Ltd	2,630,084
16,533	ACS Actividades de Construccion y Servicios SA(b)	667,043
4,189	Aena SME SA(c)	758,407
8,799	AerCap Holdings NV(b)	476,466
1,843	Aeroports de Paris	416,316
13,000	AGC Inc	505,648
37,872	Airbus Group SE	4,419,471
18,223	Alfa Laval AB	430,206
12,400	Alps Electric Co Ltd	318,461
9,565	Alstom SA	438,828
21,900	Amada Holdings Co Ltd	210,182
80,965	Amcor Ltd	862,657
4,766	ANDRITZ AG	252,605
229	AP Moeller - Maersk A/S Class A	270,624
409	AP Moeller - Maersk A/S Class B	505,974
64,471	Assa Abloy AB Class B	1,367,533
45,921	Atlas Copco AB Class A(b)	1,329,898
24,473	Atlas Copco AB Class B(b)	637,566
59,546	Auckland International Airport Ltd	273,215
130,723	Aurizon Holdings Ltd	418,044
203,988	BAE Systems PLC	1,734,851
75,571	Boral Ltd	364,594
15,442	Bouygues SA	663,513
14,600	Brother Industries Ltd	287,636
11,800	Casio Computer Co Ltd	191,644
9,200	Central Japan Railway Co	1,904,670
33,304	Cie de Saint-Gobain	1,483,527

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,584	CIMIC Group Ltd	$ 205,818
41,000	CK Infrastructure Holdings Ltd	303,512
63,497	CNH Industrial NV	670,751
134,300	ComfortDelGro Corp Ltd	231,128
55,543	CRH PLC	1,953,690
6,300	Daifuku Co Ltd	275,258
15,900	Daikin Industries Ltd	1,900,258
150	Dassault Aviation SA	285,220
64,454	Deutsche Post AG	2,094,136
1,800	Disco Corp	306,437
13,060	DSV A/S(b)	1,051,352
20,500	East Japan Railway Co	1,963,191
5,594	Eiffage SA	607,752
1,539	Elbit Systems Ltd	181,201
12,700	FANUC Corp	2,517,290
30,940	Ferrovial SA	633,115
56,718	Fletcher Building Ltd	266,162
3,234	Fraport AG Frankfurt Airport Services Worldwide	311,126
39,000	Fuji Electric Co Ltd	296,249
26,000	FUJIFILM Holdings Corp	1,014,070
11,350	GEA Group AG	382,248
2,515	Geberit AG	1,076,832
29,015	Getlink	397,792
15,600	Hankyu Hanshin Holdings Inc	626,638
10,308	HeidelbergCement AG	865,528
16,397	Hexagon AB Class B	911,135
2,079	Hirose Electric Co Ltd	257,119
6,700	Hitachi Construction Machinery Co Ltd	217,214
4,600	Hitachi High-Technologies Corp	187,129
320,000	Hitachi Ltd	2,254,395
1,197	HOCHTIEF AG	215,859
24,200	Hoya Corp	1,372,842
33,889	Husqvarna AB Class B	320,595
9,500	IHI Corp	330,448
2,215	Imerys SA	178,766
28,568	James Hardie Industries PLC	478,974
3,100	Japan Airport Terminal Co Ltd	144,979
14,000	JGC Corp	281,610
56,000	Kajima Corp	432,693
7,500	Kamigumi Co Ltd	155,669
9,700	Kawasaki Heavy Industries Ltd	285,283
6,600	Keihan Electric Railway Co Ltd	236,635
15,000	Keikyu Corp	245,691
7,400	Keio Corp	357,570
8,600	Keisei Electric Railway Co Ltd	294,999
6,380	Keyence Corp(b)	3,598,413
11,800	Kintetsu Group Holdings Co Ltd	481,149
4,493	Kion Group AG	322,505
60,900	Komatsu Ltd(b)	1,733,737
23,196	Kone OYJ Class B	1,179,414
65,800	Kubota Corp	1,032,727
3,526	Kuehne + Nagel International AG	529,328
5,500	Kurita Water Industries Ltd	156,652
21,500	Kyocera Corp	1,209,115
Shares		Fair Value
Industrial — (continued)
10,300	Kyushu Railway Co	$ 314,928
31,488	LafargeHolcim Ltd	1,531,019
17,790	Legrand SA	1,303,067
40,220	Lend Lease Group	588,885
26,809	Leonardo SpA	263,865
16,500	LIXIL Group Corp	329,760
3,300	Mabuchi Motor Co Ltd	156,627
13,900	Makita Corp(b)	621,789
2,080	MAN SE	235,370
4,000	Maruichi Steel Tube Ltd	135,553
48,148	Meggitt PLC	312,378
7,697	Metso OYJ	256,735
24,800	MINEBEA MITSUMI Inc(a)	417,924
18,000	MISUMI Group Inc	523,707
122,600	Mitsubishi Electric Corp	1,626,647
19,900	Mitsubishi Heavy Industries Ltd	723,392
7,100	Mitsui OSK Lines Ltd	170,743
94,584	MTR Corp Ltd	522,449
3,331	MTU Aero Engines AG	638,025
12,000	Murata Manufacturing Co Ltd	2,014,517
7,000	Nabtesco Corp	215,074
11,800	Nagoya Railroad Co Ltd	304,378
14,700	Nidec Corp(b)	2,198,968
21,700	Nikon Corp	344,866
5,200	Nippon Electric Glass Co Ltd	144,143
5,300	Nippon Express Co Ltd	384,051
9,800	Nippon Yusen KK	194,155
23,700	NSK Ltd	243,941
39,600	Obayashi Corp	411,184
18,500	Odakyu Electric Railway Co Ltd	396,750
12,000	Omron Corp	559,006
24,040	Orica Ltd	315,608
6,411	OSRAM Licht AG	261,087
12,458	Prysmian SpA	309,118
2,300	Rinnai Corp	202,702
110,584	Rolls-Royce Holdings PLC(b)	1,440,073
55,857	Royal Mail PLC	371,465
21,870	Safran SA	2,648,567
75,444	Sandvik AB	1,332,415
44,200	SATS Ltd	161,902
4,002	Schindler Holding AG	852,856
35,108	Schneider Electric SE	2,919,822
14,100	Seibu Holdings Inc	237,440
6,100	SG Holdings Co Ltd(a)(b)	133,449
35,000	Shimizu Corp Class A	362,252
49,823	Siemens AG	6,564,479
8,701	Sika AG(b)	1,202,214
95,600	Singapore Technologies Engineering Ltd	230,437
21,783	Skanska AB Class B	394,288
24,232	SKF AB Class B	448,590
3,600	SMC Corp(b)	1,317,927
24,484	Smiths Group PLC	546,749
7,400	Sumitomo Heavy Industries Ltd	249,328
72,922	Sydney Airport	386,045
7,500	Taiheiyo Cement Corp	246,723
14,500	Taisei Corp	798,507

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Industrial — (continued)
85,500	Techtronic Industries Co Ltd	$ 474,858
29,307	Tenaris SA	534,854
6,624	Thales SA	852,204
7,700	THK Co Ltd	219,849
12,200	Tobu Railway Co Ltd	372,857
34,000	Tokyu Corp	585,078
437,000	Toshiba Corp(b)	1,311,897
8,900	TOTO Ltd	411,943
11,100	Toyo Seikan Group Holdings Ltd	194,803
17,300	Venture Corp Ltd(b)	226,025
33,006	Vinci SA	3,168,288
27,543	Wartsila OYJ Abp	539,203
17,591	Weir Group PLC(b)	461,747
10,200	West Japan Railway Co	750,969
20,900	Yamato Holdings Co Ltd	615,142
143,900	Yangzijiang Shipbuilding Holdings Ltd	95,243
15,600	Yaskawa Electric Corp	549,356
14,300	Yokogawa Electric Corp	253,927
		117,275,244
Technology — 4.14%
29,068	Amadeus IT Holding SA Class A	2,285,691
20,300	ASM Pacific Technology Ltd	255,852
26,629	ASML Holding NV	5,269,481
6,639	Atos SE	902,752
63,300	Canon Inc(a)	2,075,705
10,668	Capgemini SE	1,429,619
9,015	Check Point Software Technologies Ltd(b)	880,585
28,883	Computershare Ltd	393,458
8,227	Dassault Systemes SE	1,151,318
6,900	DeNA Co Ltd	129,207
122,000	Fujitsu Ltd	738,285
8,900	Hamamatsu Photonics KK	382,054
75,621	Infineon Technologies AG(b)	1,920,874
3,810	Ingenico Group	341,621
5,800	Konami Holdings Corp	294,708
30,000	Konica Minolta Inc	278,230
27,000	Micro Focus International PLC	468,308
16,800	NEC Corp	460,385
32,100	Nexon Co Ltd(b)	465,751
6,723	Nomura Research Institute Ltd	325,267
40,400	NTT Data Corp	464,719
22,374	NXP Semiconductors NV(b)	2,444,807
4,100	Obic Co Ltd	338,728
2,600	Oracle Corp Japan	211,913
6,400	Otsuka Corp	250,543
53,900	Renesas Electronics Corp(b)	526,916
43,500	Ricoh Co Ltd	398,361
6,000	Rohm Co Ltd	501,387
67,606	Sage Group PLC	558,193
63,811	SAP SE	7,364,933
18,000	Seiko Epson Corp	312,506
44,451	STMicroelectronics NV	986,960
15,000	SUMCO Corp	301,267
Shares		Fair Value
Technology — (continued)
8,100	TDK Corp	$ 824,765
3,701	Teleperformance	653,211
3,812	Temenos AG(b)	573,274
10,500	Tokyo Electron Ltd(b)	1,802,360
5,130	Ubisoft Entertainment SA(b)	560,752
		39,524,746
Utilities — 3.35%
40,703	AGL Energy Ltd	677,248
114,571	AusNet Services	136,076
349,972	Centrica PLC	726,444
40,700	Chubu Electric Power Co Inc	610,272
19,100	Chugoku Electric Power Co Inc	246,736
111,000	CLP Holdings Ltd	1,195,624
145,762	E.ON SE	1,553,024
171,566	EDP - Energias de Portugal SA	680,005
8,900	Electric Power Development Co Ltd	229,712
38,007	Electricite de France SA	521,527
14,076	Enagas SA(a)	410,545
19,288	Endesa SA(a)	424,175
530,505	Enel SpA	2,939,628
120,893	Engie SA	1,849,242
27,568	Fortum OYJ	656,646
22,159	Gas Natural SDG SA(a)	585,792
179,000	HK Electric Investments & HK Electric Investments Ltd(c)	170,659
623,238	Hong Kong & China Gas Co Ltd	1,191,342
380,948	Iberdrola SA	2,937,785
9,200	Innogy SE(a)(c)	393,058
43,700	Kansai Electric Power Co Inc	637,324
27,400	Kyushu Electric Power Co Inc	305,941
77,682	Meridian Energy Ltd	164,085
221,413	National Grid PLC	2,446,556
111,397	Origin Energy Ltd(b)	826,248
11,947	Orsted A/S(c)	721,851
23,300	Osaka Gas Co Ltd	482,449
86,000	Power Assets Holdings Ltd	601,241
26,865	Red Electrica Corp SA(a)	545,791
36,254	RWE AG	823,856
69,000	Sembcorp Industries Ltd	138,999
14,661	Severn Trent PLC	382,171
146,199	Snam SpA	609,271
69,503	SSE PLC	1,240,208
22,218	Suez	287,413
87,323	Terna Rete Elettrica Nazionale SpA	471,604
5,200	Toho Gas Co Ltd	180,138
29,200	Tohoku Electric Power Co Inc	356,770
89,800	Tokyo Electric Power Co Holdings Inc(b)	418,068
24,200	Tokyo Gas Co Ltd	642,565
12,894	Uniper SE	383,891
42,321	United Utilities Group PLC	425,353

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
Utilities — (continued)
35,329	Veolia Environnement SA	$ 754,947
		31,982,280
TOTAL COMMON STOCK — 97.05% (Cost $799,129,708)		$927,533,223
PREFERRED STOCK
Basic Materials — 0.02%
4,398	FUCHS PETROLUB SE	216,410
Consumer, Cyclical — 0.32%
3,566	Bayerische Motoren Werke AG	283,669
9,504	Porsche Automobil Holding SE	603,462
10,739	Schaeffler AG	139,383
12,305	Volkswagen AG	2,032,915
		3,059,429
Consumer, Non-Cyclical — 0.15%
11,431	Henkel AG & Co KGaA	1,458,583
Industrial — 0.04%
2,252	Sartorius AG(b)	335,258
TOTAL PREFERRED STOCK — 0.53% (Cost $5,012,448)		$ 5,069,680
RIGHTS
Basic Materials — 0.00%
10,387	Fletcher Building Ltd(b)	14,975
Energy — 0.01%
80,497	Repsol SA(a)(b)	45,691
Financial — 0.00%
112,350	Aegon NV(b)(d)(e)	18,368
Industrial — 0.00%
16,533	ACS Actividades de Construccion y Servicios SA(b)	17,030
30,940	Ferrovial SA(b)	11,272
		28,302
TOTAL RIGHTS — 0.01% (Cost $89,299)		$ 107,336
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.57%
$15,000,000	Federal Home Loan Bank 1.57%, 07/02/2018	$ 14,998,708
Repurchase Agreements — 1.49%
3,393,204	Undivided interest of 19.53% in a repurchase agreement (principal amount/value $17,412,665 with a maturity value of $17,415,741) with Mizuho Securities (USA) LLC, 2.12%, dated 6/29/18 to be repurchased at $3,393,204 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 4.50%, 3/1/27 - 5/1/48, with a value of $17,760,918.(f)	3,393,204
713,643	Undivided interest of 2.49% in a repurchase agreement (principal amount/value $28,649,050 with a maturity value of $28,653,896) with Bank of Montreal, 2.03%, dated 6/29/18 to be repurchased at $713,643 on 7/2/18 collateralized by U.S. Treasury securities, 0.00% - 4.38%, 8/16/18 - 9/9/49, with a value of $29,222,032.(f)	713,643
3,393,204	Undivided interest of 3.66% in a repurchase agreement (principal amount/value $92,765,073 with a maturity value of $92,781,384) with RBC Capital Markets Corp, 2.11%, dated 6/29/18 to be repurchased at $3,393,204 on 7/2/18 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 11/1/36 - 6/1/48, with a value of $94,620,374.(f)	3,393,204
3,393,204	Undivided interest of 3.93% in a repurchase agreement (principal amount/value $86,553,026 with a maturity value of $86,568,317) with Deutsche Bank Securities Inc, 2.12%, dated 6/29/18 to be repurchased at $3,393,204 on 7/2/18 collateralized by various U.S. Government Agency securities, 0.00% - 7.25%, 7/27/18 - 9/6/44, with a value of $88,284,086.(f)	3,393,204

See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,393,204	Undivided interest of 6.38% in a repurchase agreement (principal amount/value $53,274,312 with a maturity value of $53,283,724) with Scotia Capital (USA) Inc, 2.12%, dated 6/29/18 to be repurchased at $3,393,204 on 7/2/18 collateralized by various U.S. Government Agency securities, 2.50% - 6.43%, 2/1/21 - 6/1/48, with a value of $54,349,398.(f)	$ 3,393,204
		14,286,459
SHORT TERM INVESTMENTS — 3.06% (Cost $29,285,167)		$ 29,285,167
TOTAL INVESTMENTS — 100.65% (Cost $833,516,622)		$961,995,406
OTHER ASSETS & LIABILITIES, NET — (0.65)%		$ (6,259,884)
TOTAL NET ASSETS — 100.00%		$955,735,522
(a)	All or a portion of the security is on loan at June 29, 2018.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 29, 2018, the aggregate cost and fair value of 144A securities was $6,326,252 and $7,130,907, respectively, representing 0.75% of net assets.
(d)	Represents less than 0.005% of net assets.
(e)	Security is fair valued using significant unobservable inputs.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 29, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Net Unrealized Depreciation
MSCI Emerging Markets Index Long Futures	253	24,735,810	September 2018	$(571,010)
At June 29, 2018, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	101,483	AUD	134,303	July 02, 2018	$2,091
MEL	USD	46,657	AUD	61,743	July 03, 2018	963
MEL	USD	239,257	AUD	318,185	July 05, 2018	3,779
MEL	USD	25,128	AUD	34,038	August 10, 2018	(66)
MEL	USD	8,465	AUD	11,466	August 14, 2018	(22)
MEL	USD	21,321	AUD	28,880	August 29, 2018	(55)
MEL	USD	9,914	AUD	13,429	August 30, 2018	(26)
MEL	USD	31,638	AUD	42,854	August 31, 2018	(82)
MEL	USD	11,622	AUD	15,741	September 12, 2018	(30)
MEL	USD	767,697	CHF	760,000	July 20, 2018	(1,274)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MEL	USD	44,139	EUR	37,914	July 02, 2018	$(147)
MEL	USD	33,804	EUR	28,843	July 05, 2018	107
MEL	USD	4,135	EUR	3,438	July 06, 2018	118
MEL	USD	16,338	EUR	14,099	July 13, 2018	(144)
MEL	USD	7,394	EUR	6,341	July 24, 2018	(24)
MEL	USD	203,656	EUR	172,323	August 03, 2018	1,895
MEL	USD	37,495	GBP	28,021	July 02, 2018	509
MEL	USD	11,033	GBP	8,246	July 05, 2018	146
MEL	USD	3,476	GBP	2,586	July 06, 2018	62
MEL	USD	39,380	GBP	29,422	July 09, 2018	529
MEL	USD	1,144	GBP	855	July 10, 2018	15
MEL	USD	80,424	GBP	59,018	July 12, 2018	2,480
MEL	USD	54,544	GBP	40,958	July 13, 2018	448
MEL	USD	6,298	GBP	4,701	July 19, 2018	87
MEL	USD	28,024	GBP	20,927	July 20, 2018	374
MEL	USD	8,891	GBP	6,740	July 27, 2018	(18)
MEL	USD	17,817	GBP	13,487	July 30, 2018	(13)
MEL	USD	31,807	GBP	24,064	August 03, 2018	(10)
MEL	USD	9,418	GBP	6,996	August 07, 2018	166
MEL	USD	96,648	GBP	72,998	August 08, 2018	107
MEL	USD	5,014	GBP	3,787	August 10, 2018	6
MEL	USD	85,957	GBP	64,589	August 15, 2018	510
MEL	USD	23,210	HKD	182,157	July 05, 2018	(10)
MEL	USD	10,496	HKD	82,288	July 11, 2018	6
MEL	USD	24,005	HKD	188,363	July 16, 2018	(10)
MEL	USD	500,732	JPY	53,000,000	July 02, 2018	21,927
MEL	USD	1,310	JPY	142,800	July 20, 2018	18
MEL	USD	2,316	JPY	251,940	August 07, 2018	34
MEL	USD	4,943	JPY	537,540	August 14, 2018	72
MEL	USD	3,696	JPY	401,956	August 15, 2018	54
MEL	USD	22,370	JPY	2,444,175	August 24, 2018	206
MEL	USD	36,943	JPY	4,035,375	August 28, 2018	340
MEL	USD	119,791	JPY	13,082,265	August 31, 2018	1,101
MEL	USD	21,331	JPY	2,328,872	September 04, 2018	196
MEL	USD	17,788	JPY	1,941,910	September 05, 2018	163
MEL	USD	2,523	JPY	275,400	September 06, 2018	23
MEL	USD	18,130	JPY	1,979,063	September 07, 2018	166
MEL	USD	1,718	JPY	187,425	September 11, 2018	16
MEL	USD	9,757	JPY	1,064,574	September 14, 2018	89
MEL	USD	4,545	JPY	495,380	September 28, 2018	41
MEL	USD	3,135	NZD	4,568	July 06, 2018	41
MEL	USD	3,650	SGD	4,878	July 18, 2018	69
					Net Appreciation	$37,023
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Summary of Investments by Country as of June 29, 2018.
Country	Fair Value	Percentage of Fund Investments
Japan	$224,300,631	23.32%
United Kingdom	144,690,427	15.04
France	99,653,309	10.36
Germany	88,833,030	9.23
Switzerland	78,970,723	8.21
Australia	65,904,794	6.85
Netherlands	45,579,294	4.74
Hong Kong	33,171,597	3.45
Spain	28,140,413	2.92
Sweden	23,008,837	2.39
Italy	19,549,318	2.03
United States	19,015,369	1.98
Denmark	15,485,617	1.61
Unknown Country	14,782,694	1.54
Singapore	11,904,656	1.24
Belgium	9,915,043	1.03
Finland	9,606,665	1.00
Norway	6,936,965	0.72
Ireland	6,785,830	0.70
Israel	4,962,916	0.52
Luxembourg	3,074,295	0.32
Austria	2,289,119	0.24
New Zealand	1,919,172	0.20
Portugal	1,518,485	0.16
South Africa	1,147,375	0.12
Chile	332,585	0.03
China	298,269	0.03
Mexico	217,978	0.02
Total	$961,995,406	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $12,228,406 of securities on loan)(a)	$947,708,947
Repurchase agreements, fair value(b)	14,286,459
Cash	799,105
Cash denominated in foreign currencies, fair value(c)	2,309,007
Margin deposits	1,379,784
Dividends receivable	4,942,357
Subscriptions receivable	608,949
Receivable for investments sold	623,672
Variation margin on futures contracts	155,595
Unrealized appreciation on forward foreign currency contracts	38,953
Total Assets	972,852,828
LIABILITIES:
Payable for director fees	2,058
Payable for investments purchased	39,802
Payable for other accrued fees	237,548
Payable for shareholder services fees	51,819
Payable to investment adviser	190,339
Payable upon return of securities loaned	14,286,459
Redemptions payable	2,307,351
Unrealized depreciation on forward foreign currency contracts	1,930
Total Liabilities	17,117,306
NET ASSETS	$955,735,522
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,136,138
Paid-in capital in excess of par	802,708,735
Net unrealized appreciation	127,934,239
Undistributed net investment income	12,817,069
Accumulated net realized gain	3,139,341
NET ASSETS	$955,735,522
NET ASSETS BY CLASS
Investor Class	$182,433,806
Institutional Class	$773,301,716
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	15,468,682
Institutional Class	75,892,697
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.79
Institutional Class	$10.19
(a) Cost of investments	$819,230,163
(b) Cost of repurchase agreements	$14,286,459
(c) Cost of cash denominated in foreign currencies	$2,319,565
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$82,999
Income from securities lending	218,157
Dividends	20,296,128
Foreign withholding tax	(2,026,102)
Total Income	18,571,182
EXPENSES:
Management fees	1,189,508
Shareholder services fees – Investor Class	337,713
Audit and tax fees	42,651
Custodian fees	123,647
Director's fees	8,365
Legal fees	973
Pricing fees	37,216
Registration fees	19,580
Shareholder report fees	3,474
Transfer agent fees	3,972
Other fees	2,434
Total Expenses	1,769,533
NET INVESTMENT INCOME	16,801,649
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	9,125,672
Net realized loss on futures contracts	(385,223)
Net realized gain on forward foreign currency contracts	164,781
Net Realized Gain	8,905,230
Net change in unrealized depreciation on investments and foreign currency translations	(49,207,304)
Net change in unrealized depreciation on futures contracts	(749,100)
Net change in unrealized appreciation on forward foreign currency contracts	32,312
Net Change in Unrealized Depreciation	(49,924,092)
Net Realized and Unrealized Loss	(41,018,862)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,217,213)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West International Index Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$16,801,649	$20,894,974
Net realized gain	8,905,230	8,762,692
Net change in unrealized appreciation (depreciation)	(49,924,092)	168,722,397
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,217,213)	198,380,063
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(3,696,051)
Institutional Class	-	(20,121,802)
From net investment income	0	(23,817,853)
From net realized gains
Investor Class	-	(1,274,587)
Institutional Class	-	(5,912,827)
From net realized gains	0	(7,187,414)
Total Distributions	0	(31,005,267)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	51,783,462	103,229,333
Institutional Class	110,054,448	107,560,299
Shares issued in reinvestment of distributions
Investor Class	-	4,970,638
Institutional Class	-	26,034,629
Shares redeemed
Investor Class	(57,389,050)	(98,627,117)
Institutional Class	(95,597,167)	(159,556,524)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	8,851,693	(16,388,742)
Total Increase (Decrease) in Net Assets	(15,365,520)	150,986,054
NET ASSETS:
Beginning of Period	971,101,042	820,114,988
End of Period(a)	$955,735,522	$971,101,042
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,226,545	9,010,078
Institutional Class	10,486,727	10,857,030
Shares issued in reinvestment of distributions
Investor Class	-	410,137
Institutional Class	-	2,491,424
Shares redeemed
Investor Class	(4,700,225)	(8,715,663)
Institutional Class	(8,907,359)	(16,199,711)
Net Increase (Decrease)	1,105,688	(2,146,705)
(a) Including undistributed and (overdistributed) net investment income:	$12,817,069	$(3,984,580)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$12.13	0.19	(0.53)	(0.34)	-	-	-	-	$11.79	(2.80%) (d)
12/31/2017	$ 9.99	0.23	2.23	2.46	-	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (e)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (e)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
12/31/2013	$ 9.63	0.22	1.81	2.03	-	(0.25)	(0.03)	(0.28)	$11.38	21.13%
Institutional Class
06/29/2018(Unaudited)	$10.46	0.19	(0.46)	(0.27)	-	-	-	-	$10.19	(2.58%) (d)
12/31/2017	$ 8.65	0.24	1.93	2.17	-	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (e)	(0.23)	$ 8.65	0.93%
12/31/2015 (f)	$10.00	0.12	(1.06)	(0.94)	(0.00) (e)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$182,434	0.67% (h)	0.67% (h)	3.23% (h)	6% (d)
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	1.87%	10%
12/31/2013	$508,268	0.70%	0.70%	2.04%	6%
Institutional Class
06/29/2018 (Unaudited)	$773,302	0.30% (h)	0.30% (h)	3.61% (h)	6% (d)
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
12/31/2015 (f)	$553,492	0.35% (h)	0.35% (h)	1.95% (h)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West International Index Fund (the Fund) are included herein.The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 29, 2018

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 29, 2018

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 12,400,251	$ 915,132,972	$ —	$ 927,533,223
Preferred Stock	—	5,069,680	—	5,069,680
Rights	62,721	26,247	18,368	107,336
Short Term Investments	—	29,285,167	—	29,285,167
Total investments, at fair value:	12,462,972	949,514,066	18,368	961,995,406
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	38,953	—	38,953
Futures Contracts(a)	(571,010)	—	—	(571,010)
Total Assets	$ 11,891,962	$ 949,553,019	$ 18,368	$ 961,463,349
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	$ —	$ (1,930)	$ —	$ (1,930)
Total Liabilities	$ 0	$ (1,930)	$ 0	$ (1,930)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between Level 1 and Level 2 as of the end of the reporting period. As of June 29, 2018, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Basic Materials	$ 3,396,115	—
Communications	4,163,720	—
Consumer, Cyclical	4,378,543	—
Consumer, Non-cyclical	7,687,111	$ 378,783
Energy	536,960	—
Financial	5,605,548	—
Industrial	3,107,912	—
Technology	341,621	—
Utilities	4,818,781	601,241
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

Semi-Annual Report - June 29, 2018

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
Federal tax cost of investments	$839,626,453
Gross unrealized appreciation on investments	194,215,382
Gross unrealized depreciation on investments	(72,380,416)
Net unrealized appreciation on investments	$121,834,966
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Semi-Annual Report - June 29, 2018

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 202 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $3,061,416 in forward contracts for the reporting period.

Semi-Annual Report - June 29, 2018

Valuation of derivative investments as of June 29, 2018 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized appreciation	$(571,010) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$38,953	Unrealized depreciation on forward foreign currency contracts	$ (1,930)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 29, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(385,223)	Net change in unrealized depreciation on futures contracts	$(749,100)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 164,781	Net change in unrealized appreciation on forward foreign currency contracts	$32,312

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 29, 2018.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities(a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Pledged (Received)(b)	Net Amount
Derivative Assets (forward contracts)	$38,953	$(1,930)	$—	$—	$37,023
Derivative Liabilities (forward contracts)	$ 1,930	$(1,930)			$ —
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific,

Semi-Annual Report - June 29, 2018

are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 29, 2018, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $63,377,492 and $54,012,954, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 29, 2018, the Fund had securities on loan valued at $12,228,406 and received collateral as reported on the Statement of Assets and Liabilities of $14,286,459 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 29, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 29, 2018

7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West International Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2017. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that the Fund underperformed its benchmark index for the annualized one-, three-, and five-year periods ended December 31, 2017 (with the exception of the one-year period for the Institutional Class) and the Fund was in the third quartile of its peer group for the same periods (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that underperformance relative to the index the Fund is designed to track was primarily a result of the Fund’s expenses and, therefore, concluded that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, for each Class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee for each Class was the same as the average and median contractual management fees of its respective peer group of funds. The Board further noted that, although the Fund’s Investor Class total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and higher than the average and median of its peer universe, the Fund’s Investor Class total annual operating expense ratio was the same as the median and lower than the average of its peer group. The Fund’s Institutional Class total annual operating expense ratio was the same as the median of its peer group, lower than the average of the peer group and lower than the average and median of the peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were consistent with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to five funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018